Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Unrealized Gains, Losses, and Fair Value

The following is a summary of the unrealized gains, losses, and fair value by investment type at September 30, 2023 and December 31, 2022, respectively:

September 30, 2023	Amortized Cost	Gross Unrealized Losses	Fair Value

Corporate Bonds	$-	$-	$-

December 31, 2022	Amortized Cost	Gross Unrealized Losses	Fair Value

Corporate Bonds	$2,164,672	$(44,590)	$2,120,082

The following is a summary of the unrealized gains, losses, and fair value by investment type:

December 31, 2022:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$2,164,672	$-	$44,590	$2,120,082

December 31, 2021

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$3,367,953	$-	$5,073	$3,362,880

Schedule of Amortization Finite Lived Intangible Assets Useful Life

The Company amortizes finite lived intangible assets over their estimated useful lives, which range between two and five years. as follows:

Intangible Asset	Useful Life
Customer list	5 years
Mobile app	3 years
Non-compete	2 years
Trade name	5 years
Loading rack license	5 years

Schedule of Dilutive Equity Securities Outstanding

The following potentially dilutive equity securities outstanding as of September 30, 2023 and 2022 were as follows:

	September 30, 2023	September 30, 2022
Stock options (vested)	-	28,135
Warrants (vested)	203,629	203,629
Total common stock equivalents	203,629	231,764

	Year ended December 31,
Description	2022	2021
Stock options under treasury stock method	0	0

Schedule of Accounts Receivable

The following is a summary of the Company’s accounts receivable at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022

Accounts receivable	$1,407,905	$766,692
Less: allowance for doubtful accounts	81,772	-
Accounts receivable - net	$1,326,133	$766,692

Schedule of Concentration Of Risk

The Company has the following concentrations related to its sales, accounts receivable and vendor purchases greater than 10% of the respective totals:

Sales

	Nine Months Ended September 30
Customer	2023	2022
A	21.83%	7.68%
B	12.27%	16.41%
C	0.00%	36.76%
Total	34.11%	60.85%

Accounts Receivable

	Nine Months Ended September 30	Year Ended December 31,
Customer	2023	2022
A	38.80%	47.48%
Total	38.80%	47.48%

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Vendor Purchases

	Nine Months Ended September 30
Vendor	2023	2022
A	50.30%	85.08%
B	37.21%	14.10%
C	11.65%	0.00%
Total	99.16%	99.18%

Schedule of Disaggregation of Revenue

The following represents the Company’s disaggregation of revenues for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30,
	2023		2022

	Revenue	% of Revenues	Revenue	% of Revenues

Fuel sales	$17,129,808	97.74%	$10,075,711	98.92%
Other	395,869	2.26%	110,191	1.08%
Total Sales	$17,525,677	100.00%	$10,185,902	100.00%

Net deferred tax assets consist of the following components as of December 31, 2022:

The components of the deferred tax assets at December 31, 2022 and 2021 were as follows:

	2022	2021
Deferred tax assets:
Stock-based compensation	$202,510	$165,567
Intangibles	908,204	219,369
Net operating loss	8,147,005	4,413,292
Lease liabilities	138,389	-
Capitalized research expenditures	354,157	-
Other	8,058	1,612
Total gross deferred tax asset	$9,758,323	$4,799,840
Deferred tax liabilities:
Depreciation	(872,157)	(196,334)
Prepaid assets	(33,769)	(32,057)
Right of use asset	(132,246)	-
Less: Valuation allowances	(8,720,151)	(4,571,449)
Net deferred tax asset	$-	$-

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Net deferred tax assets consist of the following components as of December 31, 2022:	Net deferred tax assets consist of the following components as of December 31, 2022:
December 31, 2022
Deferred tax assets:	$2,880
Valuation allowance	(2,880)
Net deferred tax asset	$-

Schedule of Property and Equipment Net	Property and equipment as of September 30, 2023:
Vehicle	$88,734
Total	88,734
Less Accumulated Depreciation	5,555
Property and Equipment, net	$83,179